LEGG MASON GLOBAL TRUST, INC.:
               Legg Mason Global Government Trust
             Legg Mason International Equity Trust
               Legg Mason Emerging Markets Trust
                        Navigator Shares

         Supplement to the Prospectus dated May 1, 1996


     Pursuant to voluntary expense limitations, Legg Mason Fund Adviser, Inc. and each Fund's adviser/sub-adviser have agreed to waive management fees and assume certain other expenses to the extent necessary to limit total operating expenses attributable to the Navigator Shares of each Fund (exclusive of taxes, interest, brokerage and extraordinary expenses) as follows: for Global Government, 1.15% of average daily net assets indefinitely; for International Equity, 1.25% of average daily net assets until May 1, 1997; and for Emerging Markets, 1.50% of average daily net assets until May 1, 1997.





                                                          December 31, 1996


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                          LEGG MASON GLOBAL TRUST, INC.
                      Legg Mason Global Government Trust
                     Legg Mason International Equity Trust
                        Legg Mason Emerging Markets Trust

                       Primary Shares and Navigator Shares

               Supplement to Statement of Additional Information
                              dated May 1, 1996

     Legg Mason Fund Adviser, Inc., Legg Mason Wood Walker, Incorporated and each Fund's adviser/sub-adviser have agreed to waive management and 12b-1 fees and assume certain other expenses to the extent necessary to limit total operating expenses attributable to the Primary Shares of each Fund (exclusive of taxes, interest, brokerage and extraordinary expenses) as follows: for Global Government, 1.90% of average daily net assets indefinitely; for International Equity, 2.25% of average daily net assets until May 1, 1997; and for Emerging Markets, 2.50% of average daily net assets until May 1, 1997.

     Legg Mason Fund Adviser, Inc. and each Fund's adviser/sub-adviser have agreed to waive management fees and assume certain other expenses to the extent necessary to limit total operating expenses attributable to the Navigator Shares of each Fund (exclusive of taxes, interest, brokerage and extraordinary expenses) as follows: for Global Government, 1.15% of average daily net assets indefinitely; for International Equity, 1.25% of average daily net assets until May 1, 1997; and for Emerging Markets, 1.50% of average daily net assets until May 1, 1997.








                                                            December 31, 1996